Stock Options (Details 3) (USD $)	12 Months Ended
Aug. 31, 2014
Number of options outstanding	1,325,837
Weighted average contractural life (years)	8 years 18 days
Weighted-average exercise price	$ 2.68
Number of options exercisable	621,337
Weighted average contractural life (years) of options exercisable	6 years 1 month 21 days
Weighted-average exercise price of options exercisable	$ 2.43
$ 0.80 Per Share [Member]
Number of options outstanding	15,000
Weighted average contractural life (years)	8 years 6 months 22 days
Weighted-average exercise price	$ 0.80
Number of options exercisable	15,000
Weighted average contractural life (years) of options exercisable	8 years 6 months 22 days
Weighted-average exercise price of options exercisable	$ 0.80
$ 1.32 Per Share [Member]
Number of options outstanding	50,001
Weighted average contractural life (years)	4 months 17 days
Weighted-average exercise price	$ 1.32
Number of options exercisable	50,001
Weighted average contractural life (years) of options exercisable	4 months 17 days
Weighted-average exercise price of options exercisable	$ 1.32
$ 1.65 Per Share [Member]
Number of options outstanding	320,000
Weighted average contractural life (years)	5 years 10 months 2 days
Weighted-average exercise price	$ 1.65
Number of options exercisable	320,000
Weighted average contractural life (years) of options exercisable	7 years 11 months 19 days
Weighted-average exercise price of options exercisable	$ 1.65
$ 2.30 Per Share [Member]
Number of options outstanding	2,500
Weighted average contractural life (years)	7 years 10 months 28 days
Weighted-average exercise price	$ 2.30
Number of options exercisable	2,500
Weighted average contractural life (years) of options exercisable	7 years 10 months 28 days
Weighted-average exercise price of options exercisable	$ 2.30
$ 2.50 Per Share [Member]
Number of options outstanding	10,000
Weighted average contractural life (years)	6 years 10 months 6 days
Weighted-average exercise price	$ 2.50
Number of options exercisable	8,000
Weighted average contractural life (years) of options exercisable	6 years 10 months 6 days
Weighted-average exercise price of options exercisable	$ 2.50
$ 2.55 Per Share [Member]
Number of options outstanding	33,334
Weighted average contractural life (years)	4 years 1 month 10 days
Weighted-average exercise price	$ 2.55
Number of options exercisable	33,334
Weighted average contractural life (years) of options exercisable	4 years 1 month 10 days
Weighted-average exercise price of options exercisable	$ 2.55
$ 2.90 Per Share [Member]
Number of options outstanding	805,000
Weighted average contractural life (years)	9 years 5 months 27 days
Weighted-average exercise price	$ 2.90
Number of options exercisable	52,500
Weighted average contractural life (years) of options exercisable	9 years 5 months 19 days
Weighted-average exercise price of options exercisable	$ 2.90
$ 3.27 Per Share [Member]
Number of options outstanding	11,667
Weighted average contractural life (years)	4 months 10 days
Weighted-average exercise price	$ 3.27
Number of options exercisable	11,667
Weighted average contractural life (years) of options exercisable	4 months 10 days
Weighted-average exercise price of options exercisable	$ 3.27
$ 4.98 Per Share [Member]
Number of options outstanding	16,667
Weighted average contractural life (years)	3 years 7 months 10 days
Weighted-average exercise price	$ 4.98
Number of options exercisable	16,667
Weighted average contractural life (years) of options exercisable	3 years 7 months 10 days
Weighted-average exercise price of options exercisable	$ 4.98
$ 5.94 Per Share [Member]
Number of options outstanding	50,001
Weighted average contractural life (years)	6 years 4 months 24 days
Weighted-average exercise price	$ 5.94
Number of options exercisable	50,001
Weighted average contractural life (years) of options exercisable	6 years 4 months 24 days
Weighted-average exercise price of options exercisable	$ 5.94
$ 6.51 Per Share [Member]
Number of options outstanding	11,667
Weighted average contractural life (years)	2 months 1 day
Weighted-average exercise price	$ 6.51
Number of options exercisable	11,667
Weighted average contractural life (years) of options exercisable	2 months 1 day
Weighted-average exercise price of options exercisable	$ 6.51